Compensation Options (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of Compensation Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2020	–	–	–
Granted	471,178	0.50	3.00

Outstanding and exercisable, January 31, 2021	471,178	0.50	2.83
Granted (Notes 12(j), 12(k) and 12(l))	2,015,625	0.40	3.00

Outstanding and exercisable, January 31, 2022 and 2023	2,486,803	0.42	1.23 / 2.23

Schedule of compensation options were outstanding and exercisable
			Exercisable Into
Number of Compensation Options	Exercise Price $	Expiry Date	Common Shares	Share Purchase Warrants	Exercise Price	Expiry Date

471,178	0.50	December 2, 2023	537,143	537,143	$0.60	December 2, 2023
1,967,750	0.40	May 28, 2024	1,967,750	1,967,750	$0.50	May 28, 2024
47,875	0.50	May 28, 2024	47,875	–	–	–
2,486,803			2,552,768	2,504,893